UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor 130/30
Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® 130/30
Large Cap Fund

1.859224.101

AFLC-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 126.1%
	Shares	Value
COMMON STOCKS - 126.1%
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.8%
Autoliv, Inc.	500	$ 22,305
TRW Automotive Holdings Corp. (a)	8,500	228,395
		250,700
Hotels, Restaurants & Leisure - 2.4%
O'Charleys, Inc. (a)	9,300	75,237
Royal Caribbean Cruises Ltd. (a)	2,700	76,329
Starbucks Corp. (a)	6,500	148,915
Starwood Hotels & Resorts Worldwide, Inc.	3,900	150,930
Wyndham Worldwide Corp.	10,300	236,797
		688,208
Household Durables - 1.3%
iRobot Corp. (a)	4,600	74,474
Whirlpool Corp.	3,700	311,392
		385,866
Media - 2.1%
Time Warner, Inc.	5,000	145,200
Viacom, Inc. Class B (non-vtg.) (a)	15,400	456,610
		601,810
Multiline Retail - 0.6%
Macy's, Inc.	9,100	174,265
Specialty Retail - 2.3%
AnnTaylor Stores Corp. (a)	5,300	91,213
Best Buy Co., Inc.	7,400	270,100
Genesco, Inc. (a)	6,500	155,545
TJX Companies, Inc.	3,900	162,357
		679,215
Textiles, Apparel & Luxury Goods - 2.6%
Hanesbrands, Inc. (a)	15,600	404,508
Phillips-Van Heusen Corp.	8,200	356,864
		761,372
TOTAL CONSUMER DISCRETIONARY		3,541,436
CONSUMER STAPLES - 12.5%
Beverages - 5.4%
Anheuser-Busch InBev SA NV	16,965	849,077
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (sub. vtg.) (a)	24,600	$ 369,984
Dr Pepper Snapple Group, Inc.	11,300	358,775
		1,577,836
Food Products - 4.5%
Chiquita Brands International, Inc. (a)	8,200	119,392
Corn Products International, Inc.	4,900	159,642
Fresh Del Monte Produce, Inc. (a)	7,000	135,870
General Mills, Inc.	4,300	309,643
Ralcorp Holdings, Inc. (a)	2,100	140,301
Tyson Foods, Inc. Class A	25,700	437,928
		1,302,776
Personal Products - 2.6%
Estee Lauder Companies, Inc. Class A	2,700	162,351
Herbalife Ltd.	1,800	72,090
MediFast, Inc. (a)	7,800	164,892
NBTY, Inc. (a)	1,900	86,260
Nu Skin Enterprises, Inc. Class A	5,400	144,288
Schiff Nutrition International, Inc.	18,000	140,760
		770,641
TOTAL CONSUMER STAPLES		3,651,253
ENERGY - 11.3%
Energy Equipment & Services - 2.7%
Noble Corp.	16,700	705,742
Oil States International, Inc. (a)	1,900	81,738
		787,480
Oil, Gas & Consumable Fuels - 8.6%
Berry Petroleum Co. Class A	3,400	91,120
Chevron Corp.	15,200	1,098,960
Cloud Peak Energy, Inc.	10,000	152,100
International Coal Group, Inc. (a)	37,500	163,500
Marathon Oil Corp.	29,100	842,445
XTO Energy, Inc.	3,600	164,520
		2,512,645
TOTAL ENERGY		3,300,125
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
FINANCIALS - 22.1%
Capital Markets - 5.7%
BlackRock, Inc. Class A	3,000	$ 656,400
Franklin Resources, Inc.	7,200	732,384
Goldman Sachs Group, Inc.	1,800	281,430
		1,670,214
Commercial Banks - 1.0%
Comerica, Inc.	4,100	147,928
M&T Bank Corp.	1,900	147,117
		295,045
Consumer Finance - 4.4%
American Express Co.	7,500	286,425
Capital One Financial Corp.	18,400	694,600
Discover Financial Services	21,900	298,935
		1,279,960
Diversified Financial Services - 5.2%
Bank of America Corp.	55,900	931,294
JPMorgan Chase & Co.	13,900	583,383
		1,514,677
Insurance - 5.2%
Assured Guaranty Ltd.	3,500	73,850
Conseco, Inc. (a)	29,500	146,910
Endurance Specialty Holdings Ltd.	4,300	165,378
FBL Financial Group, Inc. Class A	7,100	144,272
Genworth Financial, Inc. Class A (a)	19,700	314,018
Hartford Financial Services Group, Inc.	16,800	409,416
Lincoln National Corp.	3,000	75,540
XL Capital Ltd. Class A	9,400	171,738
		1,501,122
Real Estate Investment Trusts - 0.6%
Developers Diversified Realty Corp.	16,300	172,943
TOTAL FINANCIALS		6,433,961
HEALTH CARE - 18.8%
Biotechnology - 0.5%
Cephalon, Inc. (a)	2,100	144,207
Health Care Equipment & Supplies - 2.6%
CareFusion Corp. (a)	5,800	146,392
Covidien PLC	2,800	137,536
Hill-Rom Holdings, Inc.	2,900	76,096
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hologic, Inc. (a)	4,400	$ 75,900
Intuitive Surgical, Inc. (a)	900	312,426
		748,350
Health Care Providers & Services - 5.5%
AmerisourceBergen Corp.	11,400	319,656
CIGNA Corp.	10,500	359,730
Community Health Systems, Inc. (a)	6,200	212,474
Humana, Inc. (a)	11,900	563,227
WellPoint, Inc. (a)	2,400	148,488
		1,603,575
Life Sciences Tools & Services - 2.0%
PerkinElmer, Inc.	13,400	297,614
Thermo Fisher Scientific, Inc. (a)	5,900	287,743
		585,357
Pharmaceuticals - 8.2%
Johnson & Johnson	4,700	296,100
King Pharmaceuticals, Inc. (a)	64,800	729,000
Merck & Co., Inc.	8,200	302,416
Mylan, Inc. (a)	10,700	228,338
Pfizer, Inc.	48,200	845,910
		2,401,764
TOTAL HEALTH CARE		5,483,253
INDUSTRIALS - 13.3%
Aerospace & Defense - 0.8%
LMI Aerospace, Inc. (a)	6,800	86,292
Raytheon Co.	2,900	163,096
		249,388
Airlines - 1.1%
Alaska Air Group, Inc. (a)	4,600	161,000
Hawaiian Holdings, Inc. (a)	18,900	147,042
		308,042
Building Products - 0.6%
Armstrong World Industries, Inc. (a)	2,000	73,640
Owens Corning (a)	4,800	112,944
		186,584
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 1.1%
APAC Customer Services, Inc. (a)	27,400	$ 141,932
R.R. Donnelley & Sons Co.	9,400	186,966
		328,898
Construction & Engineering - 0.3%
KBR, Inc.	3,900	80,769
Electrical Equipment - 0.9%
A.O. Smith Corp.	2,700	122,310
Canadian Solar, Inc. (a)	3,100	59,272
EnerSys (a)	3,200	72,928
		254,510
Industrial Conglomerates - 4.5%
General Electric Co.	19,600	314,776
Siemens AG sponsored ADR	1,600	138,016
Tyco International Ltd.	23,600	851,016
		1,303,808
Machinery - 4.0%
Bucyrus International, Inc. Class A	2,500	156,400
Cummins, Inc.	2,600	147,628
Ingersoll-Rand Co. Ltd.	10,700	341,437
Joy Global, Inc.	2,900	147,320
Oshkosh Co.	10,200	388,824
		1,181,609
TOTAL INDUSTRIALS		3,893,608
INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 2.7%
Cisco Systems, Inc. (a)	19,700	479,301
Harris Corp.	3,200	144,704
Plantronics, Inc.	6,100	173,423
		797,428
Computers & Peripherals - 7.9%
Hewlett-Packard Co.	25,400	1,290,066
Lexmark International, Inc. Class A (a)	2,100	70,791
SanDisk Corp. (a)	6,900	200,997
Seagate Technology	9,900	197,109
Western Digital Corp. (a)	14,200	548,546
		2,307,509
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 3.4%
Avnet, Inc. (a)	2,700	$ 74,547
CPI International, Inc. (a)	5,600	69,048
Flextronics International Ltd. (a)	38,000	264,480
Jabil Circuit, Inc.	21,000	318,570
SYNNEX Corp. (a)	2,700	77,328
Vishay Intertechnology, Inc. (a)	17,400	178,350
		982,323
IT Services - 0.8%
WNS Holdings Ltd. sponsored ADR (a)	9,900	147,609
Wright Express Corp. (a)	2,500	70,800
		218,409
Office Electronics - 2.1%
Xerox Corp.	65,400	612,798
Semiconductors & Semiconductor Equipment - 3.7%
Amkor Technology, Inc. (a)	24,100	145,082
ASML Holding NV (NY Shares)	8,900	274,387
Fairchild Semiconductor International, Inc. (a)	16,100	166,152
Micron Technology, Inc. (a)	37,800	342,468
RF Micro Devices, Inc. (a)	35,500	149,455
		1,077,544
Software - 5.2%
Microsoft Corp.	38,700	1,109,142
Sybase, Inc. (a)	9,100	403,949
		1,513,091
TOTAL INFORMATION TECHNOLOGY		7,509,102
MATERIALS - 3.1%
Chemicals - 3.1%
Ashland, Inc.	2,500	117,700
Celanese Corp. Class A	4,800	149,712
Dow Chemical Co.	11,200	317,072
Solutia, Inc. (a)	10,700	150,549
W.R. Grace & Co. (a)	5,800	167,968
		903,001
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.0%
AboveNet, Inc. (a)	4,800	293,376
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.1%
NII Holdings, Inc. (a)	8,300	$ 310,586
TOTAL TELECOMMUNICATION SERVICES		603,962
UTILITIES - 5.0%
Gas Utilities - 0.5%
National Fuel Gas Co. New Jersey	2,900	144,246
Independent Power Producers & Energy Traders - 4.5%
AES Corp.	28,200	329,658
Constellation Energy Group, Inc.	12,500	438,375
NRG Energy, Inc. (a)	24,900	543,816
		1,311,849
TOTAL UTILITIES		1,456,095
TOTAL COMMON STOCKS (Cost $34,179,982)		36,775,796
TOTAL LONG STOCK POSITIONS - 126.1% (Cost $34,179,982)		36,775,796
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.1% 4/8/10 to 5/13/10 (b) (Cost $84,987)	$ 85,000	84,984
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.16% (d) (Cost $840,701)	840,701	840,701
TOTAL INVESTMENT PORTFOLIO - 129.3% (Cost $35,105,670)		37,701,481
TOTAL SECURITIES SOLD SHORT - (29.4)% (Proceeds $8,438,834)		(8,575,123)
NET OTHER ASSETS - 0.1%		27,847
NET ASSETS - 100%		$ 29,154,205
SHORT STOCK POSITIONS - (29.4)%
Shares	Value
COMMON STOCKS - (29.4)%
CONSUMER DISCRETIONARY - (4.4)%
Diversified Consumer Services - (0.6)%
American Public Education, Inc.	(3,900)	$ (168,714)
Hotels, Restaurants & Leisure - (2.7)%
Boyd Gaming Corp.	(19,300)	(147,452)
Choice Hotels International, Inc.	(4,400)	(145,376)
Penn National Gaming, Inc.	(6,400)	(148,096)
Pinnacle Entertainment, Inc.	(30,200)	(218,346)
Yum! Brands, Inc.	(4,400)	(148,368)
		(807,638)
Multiline Retail - (0.5)%
JCPenney Co., Inc.	(5,600)	(154,448)
Textiles, Apparel & Luxury Goods - (0.6)%
K-Swiss, Inc. Class A	(17,400)	(162,516)
TOTAL CONSUMER DISCRETIONARY		(1,293,316)
FINANCIALS - (7.2)%
Capital Markets - (1.0)%
Eaton Vance Corp. (non-vtg.)	(4,800)	(144,912)
Federated Investors, Inc. Class B (non-vtg.)	(5,700)	(142,557)
		(287,469)
Commercial Banks - (2.5)%
First Horizon National Corp.	(16,356)	(209,357)
Glacier Bancorp, Inc.	(10,500)	(152,250)
TCF Financial Corp.	(15,600)	(225,264)
UMB Financial Corp.	(3,900)	(149,409)
		(736,280)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
FINANCIALS - continued
Insurance - (1.1)%
Aon Corp.	(4,000)	$ (163,760)
eHealth, Inc.	(8,500)	(141,950)
		(305,710)
Real Estate Investment Trusts - (2.1)%
Federal Realty Investment Trust (SBI)	(4,300)	(296,528)
Taubman Centers, Inc.	(8,000)	(309,840)
		(606,368)
Thrifts & Mortgage Finance - (0.5)%
People's United Financial, Inc.	(9,200)	(145,084)
TOTAL FINANCIALS		(2,080,911)
HEALTH CARE - (5.5)%
Biotechnology - (0.8)%
ONYX Pharmaceuticals, Inc.	(8,300)	(230,408)
Health Care Equipment & Supplies - (0.8)%
Gen-Probe, Inc.	(5,100)	(229,908)
Health Care Providers & Services - (1.0)%
CardioNet, Inc.	(24,300)	(145,557)
Patterson Companies, Inc.	(4,900)	(145,432)
		(290,989)
Health Care Technology - (2.9)%
athenahealth, Inc.	(5,500)	(202,620)
Eclipsys Corp.	(15,000)	(279,150)
MedAssets, Inc.	(7,100)	(153,715)
Quality Systems, Inc.	(3,500)	(200,340)
		(835,825)
TOTAL HEALTH CARE		(1,587,130)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
INDUSTRIALS - (2.8)%
Building Products - (0.9)%
Simpson Manufacturing Co. Ltd.	(11,100)	$ (272,838)
Machinery - (1.4)%
Gorman-Rupp Co.	(11,100)	(260,850)
Wabtec Corp.	(3,700)	(141,118)
		(401,968)
Road & Rail - (0.5)%
J.B. Hunt Transport Services, Inc.	(4,500)	(159,660)
TOTAL INDUSTRIALS		(834,466)
INFORMATION TECHNOLOGY - (7.6)%
Communications Equipment - (1.9)%
Ciena Corp.	(19,300)	(276,762)
Research In Motion Ltd.	(3,900)	(276,432)
		(553,194)
Electronic Equipment & Components - (1.1)%
Cogent, Inc.	(13,700)	(135,630)
FARO Technologies, Inc.	(7,400)	(177,156)
FLIR Systems, Inc.	(500)	(13,405)
		(326,191)
Internet Software & Services - (0.4)%
The Knot, Inc.	(15,000)	(114,750)
IT Services - (1.4)%
CyberSource Corp.	(7,700)	(131,901)
Paychex, Inc.	(9,200)	(275,448)
		(407,349)
Semiconductors & Semiconductor Equipment - (1.1)%
FormFactor, Inc.	(11,300)	(185,885)
Supertex, Inc.	(6,500)	(155,415)
		(341,300)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - (1.7)%
Autodesk, Inc.	(6,000)	$ (167,280)
Take-Two Interactive Software, Inc.	(15,200)	(146,224)
Websense, Inc.	(7,700)	(165,242)
		(478,746)
TOTAL INFORMATION TECHNOLOGY		(2,221,530)
UTILITIES - (1.9)%
Electric Utilities - (1.0)%
Progress Energy, Inc.	(3,900)	(149,331)
Southern Co.	(4,500)	(142,965)
		(292,296)
Independent Power Producers & Energy Traders - (0.4)%
Ormat Technologies, Inc.	(4,300)	(124,399)
Multi-Utilities - (0.5)%
Consolidated Edison, Inc.	(3,300)	(141,075)
TOTAL UTILITIES		(557,770)
TOTAL SHORT STOCK POSITIONS - (29.4)% (Proceeds $8,438,834)	$ (8,575,123)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
13 CME E-mini S&P 500 Index Contracts	March 2010	$ 717,210	$ (1,465)

The face value of futures purchased as a percentage of net assets - 2.5%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $84,984.
(c) A portion of the securities, totaling $25,890,061, are pledged with brokers as collateral for securities sold short.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 216
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,541,436	$ 3,541,436	$ -	$ -
Consumer Staples	3,651,253	3,651,253	-	-
Energy	3,300,125	3,300,125	-	-
Financials	6,433,961	6,433,961	-	-
Health Care	5,483,253	5,483,253	-	-
Industrials	3,893,608	3,893,608	-	-
Information Technology	7,509,102	7,509,102	-	-
Materials	903,001	903,001	-	-
Telecommunication Services	603,962	603,962	-	-
Utilities	1,456,095	1,456,095	-	-
U.S. Government and Government Agency Obligations	84,984	-	84,984	-
Money Market Funds	840,701	840,701	-	-
Short Positions	(8,575,123)	(8,575,123)	-	-
Total Investments in Securities:	$ 29,126,358	$ 29,041,374	$ 84,984	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,465)	$ (1,465)	$ -	$ -
Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $35,418,772. Net unrealized appreciation aggregated $2,282,709, of which $3,479,770 related to appreciated investment securities and $1,197,061 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® 130/30
Large Cap Fund

February 28, 2010

1.859202.101

FLC-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 126.1%
	Shares	Value
COMMON STOCKS - 126.1%
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.8%
Autoliv, Inc.	500	$ 22,305
TRW Automotive Holdings Corp. (a)	8,500	228,395
		250,700
Hotels, Restaurants & Leisure - 2.4%
O'Charleys, Inc. (a)	9,300	75,237
Royal Caribbean Cruises Ltd. (a)	2,700	76,329
Starbucks Corp. (a)	6,500	148,915
Starwood Hotels & Resorts Worldwide, Inc.	3,900	150,930
Wyndham Worldwide Corp.	10,300	236,797
		688,208
Household Durables - 1.3%
iRobot Corp. (a)	4,600	74,474
Whirlpool Corp.	3,700	311,392
		385,866
Media - 2.1%
Time Warner, Inc.	5,000	145,200
Viacom, Inc. Class B (non-vtg.) (a)	15,400	456,610
		601,810
Multiline Retail - 0.6%
Macy's, Inc.	9,100	174,265
Specialty Retail - 2.3%
AnnTaylor Stores Corp. (a)	5,300	91,213
Best Buy Co., Inc.	7,400	270,100
Genesco, Inc. (a)	6,500	155,545
TJX Companies, Inc.	3,900	162,357
		679,215
Textiles, Apparel & Luxury Goods - 2.6%
Hanesbrands, Inc. (a)	15,600	404,508
Phillips-Van Heusen Corp.	8,200	356,864
		761,372
TOTAL CONSUMER DISCRETIONARY		3,541,436
CONSUMER STAPLES - 12.5%
Beverages - 5.4%
Anheuser-Busch InBev SA NV	16,965	849,077
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (sub. vtg.) (a)	24,600	$ 369,984
Dr Pepper Snapple Group, Inc.	11,300	358,775
		1,577,836
Food Products - 4.5%
Chiquita Brands International, Inc. (a)	8,200	119,392
Corn Products International, Inc.	4,900	159,642
Fresh Del Monte Produce, Inc. (a)	7,000	135,870
General Mills, Inc.	4,300	309,643
Ralcorp Holdings, Inc. (a)	2,100	140,301
Tyson Foods, Inc. Class A	25,700	437,928
		1,302,776
Personal Products - 2.6%
Estee Lauder Companies, Inc. Class A	2,700	162,351
Herbalife Ltd.	1,800	72,090
MediFast, Inc. (a)	7,800	164,892
NBTY, Inc. (a)	1,900	86,260
Nu Skin Enterprises, Inc. Class A	5,400	144,288
Schiff Nutrition International, Inc.	18,000	140,760
		770,641
TOTAL CONSUMER STAPLES		3,651,253
ENERGY - 11.3%
Energy Equipment & Services - 2.7%
Noble Corp.	16,700	705,742
Oil States International, Inc. (a)	1,900	81,738
		787,480
Oil, Gas & Consumable Fuels - 8.6%
Berry Petroleum Co. Class A	3,400	91,120
Chevron Corp.	15,200	1,098,960
Cloud Peak Energy, Inc.	10,000	152,100
International Coal Group, Inc. (a)	37,500	163,500
Marathon Oil Corp.	29,100	842,445
XTO Energy, Inc.	3,600	164,520
		2,512,645
TOTAL ENERGY		3,300,125
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
FINANCIALS - 22.1%
Capital Markets - 5.7%
BlackRock, Inc. Class A	3,000	$ 656,400
Franklin Resources, Inc.	7,200	732,384
Goldman Sachs Group, Inc.	1,800	281,430
		1,670,214
Commercial Banks - 1.0%
Comerica, Inc.	4,100	147,928
M&T Bank Corp.	1,900	147,117
		295,045
Consumer Finance - 4.4%
American Express Co.	7,500	286,425
Capital One Financial Corp.	18,400	694,600
Discover Financial Services	21,900	298,935
		1,279,960
Diversified Financial Services - 5.2%
Bank of America Corp.	55,900	931,294
JPMorgan Chase & Co.	13,900	583,383
		1,514,677
Insurance - 5.2%
Assured Guaranty Ltd.	3,500	73,850
Conseco, Inc. (a)	29,500	146,910
Endurance Specialty Holdings Ltd.	4,300	165,378
FBL Financial Group, Inc. Class A	7,100	144,272
Genworth Financial, Inc. Class A (a)	19,700	314,018
Hartford Financial Services Group, Inc.	16,800	409,416
Lincoln National Corp.	3,000	75,540
XL Capital Ltd. Class A	9,400	171,738
		1,501,122
Real Estate Investment Trusts - 0.6%
Developers Diversified Realty Corp.	16,300	172,943
TOTAL FINANCIALS		6,433,961
HEALTH CARE - 18.8%
Biotechnology - 0.5%
Cephalon, Inc. (a)	2,100	144,207
Health Care Equipment & Supplies - 2.6%
CareFusion Corp. (a)	5,800	146,392
Covidien PLC	2,800	137,536
Hill-Rom Holdings, Inc.	2,900	76,096
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hologic, Inc. (a)	4,400	$ 75,900
Intuitive Surgical, Inc. (a)	900	312,426
		748,350
Health Care Providers & Services - 5.5%
AmerisourceBergen Corp.	11,400	319,656
CIGNA Corp.	10,500	359,730
Community Health Systems, Inc. (a)	6,200	212,474
Humana, Inc. (a)	11,900	563,227
WellPoint, Inc. (a)	2,400	148,488
		1,603,575
Life Sciences Tools & Services - 2.0%
PerkinElmer, Inc.	13,400	297,614
Thermo Fisher Scientific, Inc. (a)	5,900	287,743
		585,357
Pharmaceuticals - 8.2%
Johnson & Johnson	4,700	296,100
King Pharmaceuticals, Inc. (a)	64,800	729,000
Merck & Co., Inc.	8,200	302,416
Mylan, Inc. (a)	10,700	228,338
Pfizer, Inc.	48,200	845,910
		2,401,764
TOTAL HEALTH CARE		5,483,253
INDUSTRIALS - 13.3%
Aerospace & Defense - 0.8%
LMI Aerospace, Inc. (a)	6,800	86,292
Raytheon Co.	2,900	163,096
		249,388
Airlines - 1.1%
Alaska Air Group, Inc. (a)	4,600	161,000
Hawaiian Holdings, Inc. (a)	18,900	147,042
		308,042
Building Products - 0.6%
Armstrong World Industries, Inc. (a)	2,000	73,640
Owens Corning (a)	4,800	112,944
		186,584
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 1.1%
APAC Customer Services, Inc. (a)	27,400	$ 141,932
R.R. Donnelley & Sons Co.	9,400	186,966
		328,898
Construction & Engineering - 0.3%
KBR, Inc.	3,900	80,769
Electrical Equipment - 0.9%
A.O. Smith Corp.	2,700	122,310
Canadian Solar, Inc. (a)	3,100	59,272
EnerSys (a)	3,200	72,928
		254,510
Industrial Conglomerates - 4.5%
General Electric Co.	19,600	314,776
Siemens AG sponsored ADR	1,600	138,016
Tyco International Ltd.	23,600	851,016
		1,303,808
Machinery - 4.0%
Bucyrus International, Inc. Class A	2,500	156,400
Cummins, Inc.	2,600	147,628
Ingersoll-Rand Co. Ltd.	10,700	341,437
Joy Global, Inc.	2,900	147,320
Oshkosh Co.	10,200	388,824
		1,181,609
TOTAL INDUSTRIALS		3,893,608
INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 2.7%
Cisco Systems, Inc. (a)	19,700	479,301
Harris Corp.	3,200	144,704
Plantronics, Inc.	6,100	173,423
		797,428
Computers & Peripherals - 7.9%
Hewlett-Packard Co.	25,400	1,290,066
Lexmark International, Inc. Class A (a)	2,100	70,791
SanDisk Corp. (a)	6,900	200,997
Seagate Technology	9,900	197,109
Western Digital Corp. (a)	14,200	548,546
		2,307,509
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 3.4%
Avnet, Inc. (a)	2,700	$ 74,547
CPI International, Inc. (a)	5,600	69,048
Flextronics International Ltd. (a)	38,000	264,480
Jabil Circuit, Inc.	21,000	318,570
SYNNEX Corp. (a)	2,700	77,328
Vishay Intertechnology, Inc. (a)	17,400	178,350
		982,323
IT Services - 0.8%
WNS Holdings Ltd. sponsored ADR (a)	9,900	147,609
Wright Express Corp. (a)	2,500	70,800
		218,409
Office Electronics - 2.1%
Xerox Corp.	65,400	612,798
Semiconductors & Semiconductor Equipment - 3.7%
Amkor Technology, Inc. (a)	24,100	145,082
ASML Holding NV (NY Shares)	8,900	274,387
Fairchild Semiconductor International, Inc. (a)	16,100	166,152
Micron Technology, Inc. (a)	37,800	342,468
RF Micro Devices, Inc. (a)	35,500	149,455
		1,077,544
Software - 5.2%
Microsoft Corp.	38,700	1,109,142
Sybase, Inc. (a)	9,100	403,949
		1,513,091
TOTAL INFORMATION TECHNOLOGY		7,509,102
MATERIALS - 3.1%
Chemicals - 3.1%
Ashland, Inc.	2,500	117,700
Celanese Corp. Class A	4,800	149,712
Dow Chemical Co.	11,200	317,072
Solutia, Inc. (a)	10,700	150,549
W.R. Grace & Co. (a)	5,800	167,968
		903,001
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.0%
AboveNet, Inc. (a)	4,800	293,376
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.1%
NII Holdings, Inc. (a)	8,300	$ 310,586
TOTAL TELECOMMUNICATION SERVICES		603,962
UTILITIES - 5.0%
Gas Utilities - 0.5%
National Fuel Gas Co. New Jersey	2,900	144,246
Independent Power Producers & Energy Traders - 4.5%
AES Corp.	28,200	329,658
Constellation Energy Group, Inc.	12,500	438,375
NRG Energy, Inc. (a)	24,900	543,816
		1,311,849
TOTAL UTILITIES		1,456,095
TOTAL COMMON STOCKS (Cost $34,179,982)		36,775,796
TOTAL LONG STOCK POSITIONS - 126.1% (Cost $34,179,982)		36,775,796
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.1% 4/8/10 to 5/13/10 (b) (Cost $84,987)	$ 85,000	84,984
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.16% (d) (Cost $840,701)	840,701	840,701
TOTAL INVESTMENT PORTFOLIO - 129.3% (Cost $35,105,670)		37,701,481
TOTAL SECURITIES SOLD SHORT - (29.4)% (Proceeds $8,438,834)		(8,575,123)
NET OTHER ASSETS - 0.1%		27,847
NET ASSETS - 100%		$ 29,154,205
SHORT STOCK POSITIONS - (29.4)%
Shares	Value
COMMON STOCKS - (29.4)%
CONSUMER DISCRETIONARY - (4.4)%
Diversified Consumer Services - (0.6)%
American Public Education, Inc.	(3,900)	$ (168,714)
Hotels, Restaurants & Leisure - (2.7)%
Boyd Gaming Corp.	(19,300)	(147,452)
Choice Hotels International, Inc.	(4,400)	(145,376)
Penn National Gaming, Inc.	(6,400)	(148,096)
Pinnacle Entertainment, Inc.	(30,200)	(218,346)
Yum! Brands, Inc.	(4,400)	(148,368)
		(807,638)
Multiline Retail - (0.5)%
JCPenney Co., Inc.	(5,600)	(154,448)
Textiles, Apparel & Luxury Goods - (0.6)%
K-Swiss, Inc. Class A	(17,400)	(162,516)
TOTAL CONSUMER DISCRETIONARY		(1,293,316)
FINANCIALS - (7.2)%
Capital Markets - (1.0)%
Eaton Vance Corp. (non-vtg.)	(4,800)	(144,912)
Federated Investors, Inc. Class B (non-vtg.)	(5,700)	(142,557)
		(287,469)
Commercial Banks - (2.5)%
First Horizon National Corp.	(16,356)	(209,357)
Glacier Bancorp, Inc.	(10,500)	(152,250)
TCF Financial Corp.	(15,600)	(225,264)
UMB Financial Corp.	(3,900)	(149,409)
		(736,280)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
FINANCIALS - continued
Insurance - (1.1)%
Aon Corp.	(4,000)	$ (163,760)
eHealth, Inc.	(8,500)	(141,950)
		(305,710)
Real Estate Investment Trusts - (2.1)%
Federal Realty Investment Trust (SBI)	(4,300)	(296,528)
Taubman Centers, Inc.	(8,000)	(309,840)
		(606,368)
Thrifts & Mortgage Finance - (0.5)%
People's United Financial, Inc.	(9,200)	(145,084)
TOTAL FINANCIALS		(2,080,911)
HEALTH CARE - (5.5)%
Biotechnology - (0.8)%
ONYX Pharmaceuticals, Inc.	(8,300)	(230,408)
Health Care Equipment & Supplies - (0.8)%
Gen-Probe, Inc.	(5,100)	(229,908)
Health Care Providers & Services - (1.0)%
CardioNet, Inc.	(24,300)	(145,557)
Patterson Companies, Inc.	(4,900)	(145,432)
		(290,989)
Health Care Technology - (2.9)%
athenahealth, Inc.	(5,500)	(202,620)
Eclipsys Corp.	(15,000)	(279,150)
MedAssets, Inc.	(7,100)	(153,715)
Quality Systems, Inc.	(3,500)	(200,340)
		(835,825)
TOTAL HEALTH CARE		(1,587,130)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
INDUSTRIALS - (2.8)%
Building Products - (0.9)%
Simpson Manufacturing Co. Ltd.	(11,100)	$ (272,838)
Machinery - (1.4)%
Gorman-Rupp Co.	(11,100)	(260,850)
Wabtec Corp.	(3,700)	(141,118)
		(401,968)
Road & Rail - (0.5)%
J.B. Hunt Transport Services, Inc.	(4,500)	(159,660)
TOTAL INDUSTRIALS		(834,466)
INFORMATION TECHNOLOGY - (7.6)%
Communications Equipment - (1.9)%
Ciena Corp.	(19,300)	(276,762)
Research In Motion Ltd.	(3,900)	(276,432)
		(553,194)
Electronic Equipment & Components - (1.1)%
Cogent, Inc.	(13,700)	(135,630)
FARO Technologies, Inc.	(7,400)	(177,156)
FLIR Systems, Inc.	(500)	(13,405)
		(326,191)
Internet Software & Services - (0.4)%
The Knot, Inc.	(15,000)	(114,750)
IT Services - (1.4)%
CyberSource Corp.	(7,700)	(131,901)
Paychex, Inc.	(9,200)	(275,448)
		(407,349)
Semiconductors & Semiconductor Equipment - (1.1)%
FormFactor, Inc.	(11,300)	(185,885)
Supertex, Inc.	(6,500)	(155,415)
		(341,300)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - (1.7)%
Autodesk, Inc.	(6,000)	$ (167,280)
Take-Two Interactive Software, Inc.	(15,200)	(146,224)
Websense, Inc.	(7,700)	(165,242)
		(478,746)
TOTAL INFORMATION TECHNOLOGY		(2,221,530)
UTILITIES - (1.9)%
Electric Utilities - (1.0)%
Progress Energy, Inc.	(3,900)	(149,331)
Southern Co.	(4,500)	(142,965)
		(292,296)
Independent Power Producers & Energy Traders - (0.4)%
Ormat Technologies, Inc.	(4,300)	(124,399)
Multi-Utilities - (0.5)%
Consolidated Edison, Inc.	(3,300)	(141,075)
TOTAL UTILITIES		(557,770)
TOTAL SHORT STOCK POSITIONS - (29.4)% (Proceeds $8,438,834)	$ (8,575,123)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
13 CME E-mini S&P 500 Index Contracts	March 2010	$ 717,210	$ (1,465)

The face value of futures purchased as a percentage of net assets - 2.5%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $84,984.
(c) A portion of the securities, totaling $25,890,061, are pledged with brokers as collateral for securities sold short.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 216
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,541,436	$ 3,541,436	$ -	$ -
Consumer Staples	3,651,253	3,651,253	-	-
Energy	3,300,125	3,300,125	-	-
Financials	6,433,961	6,433,961	-	-
Health Care	5,483,253	5,483,253	-	-
Industrials	3,893,608	3,893,608	-	-
Information Technology	7,509,102	7,509,102	-	-
Materials	903,001	903,001	-	-
Telecommunication Services	603,962	603,962	-	-
Utilities	1,456,095	1,456,095	-	-
U.S. Government and Government Agency Obligations	84,984	-	84,984	-
Money Market Funds	840,701	840,701	-	-
Short Positions	(8,575,123)	(8,575,123)	-	-
Total Investments in Securities:	$ 29,126,358	$ 29,041,374	$ 84,984	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,465)	$ (1,465)	$ -	$ -
Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $35,418,772. Net unrealized appreciation aggregated $2,282,709, of which $3,479,770 related to appreciated investment securities and $1,197,061 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Strategies Fund - Growth Strategies
Class K

February 28, 2010

1.797938.106

FEG-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 1.2%
Johnson Controls, Inc.	754,800	$ 23,474
Diversified Consumer Services - 2.2%
DeVry, Inc.	341,736	21,581
Strayer Education, Inc.	97,600	22,139
		43,720
Hotels, Restaurants & Leisure - 2.2%
Las Vegas Sands Corp. (a)(c)	1,489,200	24,765
Starbucks Corp. (a)	878,143	20,118
		44,883
Household Durables - 1.3%
Harman International Industries, Inc.	588,786	25,400
Internet & Catalog Retail - 1.0%
Expedia, Inc.	898,256	19,977
Media - 2.5%
Discovery Communications, Inc. (a)	482,289	15,023
Focus Media Holding Ltd. ADR (a)(c)	650,300	10,034
McGraw-Hill Companies, Inc.	722,928	24,724
		49,781
Specialty Retail - 5.8%
Abercrombie & Fitch Co. Class A	648,500	23,618
Ross Stores, Inc.	373,245	18,255
TJX Companies, Inc.	811,513	33,783
Urban Outfitters, Inc. (a)	628,980	20,259
Zumiez, Inc. (a)(c)	1,396,781	20,030
		115,945
Textiles, Apparel & Luxury Goods - 2.1%
Hanesbrands, Inc. (a)	873,000	22,637
Polo Ralph Lauren Corp. Class A	243,925	19,497
		42,134
TOTAL CONSUMER DISCRETIONARY		365,314
CONSUMER STAPLES - 4.4%
Beverages - 2.7%
Heckmann Corp. (a)(c)(d)	8,966,600	53,620
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.7%
Bunge Ltd.	335,586	$ 19,998
Origin Agritech Ltd. (a)(c)(d)	1,612,100	14,267
		34,265
TOTAL CONSUMER STAPLES		87,885
ENERGY - 8.1%
Energy Equipment & Services - 3.6%
Exterran Holdings, Inc. (a)(c)	436,600	9,933
Helmerich & Payne, Inc.	532,800	21,589
Weatherford International Ltd. (a)	2,427,284	40,511
		72,033
Oil, Gas & Consumable Fuels - 4.5%
Alpha Natural Resources, Inc. (a)	408,520	18,796
Arch Coal, Inc.	887,310	19,956
CONSOL Energy, Inc.	434,100	21,861
Denbury Resources, Inc. (a)	1,304,237	18,364
Overseas Shipholding Group, Inc.	244,200	10,864
		89,841
TOTAL ENERGY		161,874
FINANCIALS - 6.7%
Capital Markets - 1.0%
Charles Schwab Corp.	1,051,200	19,247
Commercial Banks - 2.1%
Regions Financial Corp.	3,051,210	20,596
SunTrust Banks, Inc.	927,733	22,089
		42,685
Diversified Financial Services - 2.5%
Moody's Corp. (c)	952,598	25,358
MSCI, Inc. Class A (a)	825,192	24,739
		50,097
Real Estate Management & Development - 1.1%
Indiabulls Real Estate Ltd. (a)	6,047,361	21,013
TOTAL FINANCIALS		133,042
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 14.8%
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (a)	408,485	$ 20,228
Alnylam Pharmaceuticals, Inc. (a)(c)	351,182	6,118
Dendreon Corp. (a)(c)	693,800	21,667
Human Genome Sciences, Inc. (a)	366,200	10,309
Isis Pharmaceuticals, Inc. (a)	938,383	8,295
Vertex Pharmaceuticals, Inc. (a)	485,100	19,700
		86,317
Health Care Equipment & Supplies - 8.0%
ArthroCare Corp. (a)(d)	2,658,403	70,636
Cyberonics, Inc. (a)(d)	2,425,881	43,302
Edwards Lifesciences Corp. (a)	217,851	20,005
NuVasive, Inc. (a)(c)	650,319	25,980
		159,923
Health Care Providers & Services - 1.0%
Community Health Systems, Inc. (a)	564,200	19,335
Health Care Technology - 1.1%
Cerner Corp. (a)	255,586	21,201
Pharmaceuticals - 0.4%
Inspire Pharmaceuticals, Inc. (a)	1,225,400	7,573
TOTAL HEALTH CARE		294,349
INDUSTRIALS - 16.9%
Aerospace & Defense - 2.0%
Precision Castparts Corp.	356,329	40,176
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	375,900	20,047
Building Products - 2.1%
Lennox International, Inc.	1,008,600	42,563
Construction & Engineering - 2.0%
Fluor Corp.	488,504	20,908
Jacobs Engineering Group, Inc. (a)	493,200	19,136
		40,044
Electrical Equipment - 1.0%
Cooper Industries PLC Class A	457,200	20,739
Machinery - 6.9%
AGCO Corp. (a)	591,328	20,253
Bucyrus International, Inc. Class A	347,900	21,765
Cummins, Inc.	419,200	23,802
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Flowserve Corp.	207,600	$ 20,779
IDEX Corp.	344,387	10,676
Ingersoll-Rand Co. Ltd.	610,300	19,475
Joy Global, Inc.	406,500	20,650
		137,400
Marine - 0.8%
Ultrapetrol (Bahamas) Ltd. (a)(d)	2,953,982	15,243
Road & Rail - 1.1%
CSX Corp.	443,800	21,063
TOTAL INDUSTRIALS		337,275
INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 2.2%
Juniper Networks, Inc. (a)	1,581,991	44,264
Computers & Peripherals - 2.0%
SanDisk Corp. (a)	689,548	20,087
Western Digital Corp. (a)	528,278	20,407
		40,494
Electronic Equipment & Components - 3.7%
Agilent Technologies, Inc. (a)	1,353,942	42,595
Avnet, Inc. (a)	770,600	21,276
Maxwell Technologies, Inc. (a)(c)	665,073	9,218
		73,089
Semiconductors & Semiconductor Equipment - 9.2%
Altera Corp.	1,304,208	31,862
ASM International NV (NASDAQ) (a)(c)	815,255	19,134
ASML Holding NV (NY Shares)	629,300	19,401
KLA-Tencor Corp.	657,530	19,154
Lam Research Corp. (a)	267,200	9,061
Marvell Technology Group Ltd. (a)	977,435	18,884
National Semiconductor Corp.	1,410,100	20,418
NVIDIA Corp. (a)	1,364,917	22,112
Xilinx, Inc.	867,187	22,399
		182,425
Software - 7.3%
Adobe Systems, Inc. (a)	600,500	20,807
ANSYS, Inc. (a)	481,253	21,108
Autonomy Corp. PLC (a)	794,638	18,542
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
BMC Software, Inc. (a)	822,700	$ 30,308
Citrix Systems, Inc. (a)	495,700	21,320
Informatica Corp. (a)	854,928	21,818
VMware, Inc. Class A (a)	244,200	12,090
		145,993
TOTAL INFORMATION TECHNOLOGY		486,265
MATERIALS - 5.7%
Chemicals - 5.7%
Intrepid Potash, Inc. (a)(c)	717,700	19,751
Potash Corp. of Saskatchewan, Inc.	275,900	30,415
The Mosaic Co.	1,088,402	63,552
		113,718
TOTAL COMMON STOCKS (Cost $1,925,302)		1,979,722
Money Market Funds - 7.6%

Fidelity Cash Central Fund, 0.16% (e)	2,484,930	2,485
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	149,137,968	149,138
TOTAL MONEY MARKET FUNDS (Cost $151,623)		151,623
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $2,076,925)		2,131,345
NET OTHER ASSETS - (6.9)%		(136,717)
NET ASSETS - 100%		$ 1,994,628
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5
Fidelity Securities Lending Cash Central Fund	225
Total	$ 230
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ArthroCare Corp.	$ 58,221	$ -	$ -	$ -	$ 70,636
Cyberonics, Inc.	44,285	7,035	8,421	-	43,302
Heckmann Corp.	38,825	-	-	-	53,620
Origin Agritech Ltd.	13,206	8,675	-	-	14,267
Ultrapetrol (Bahamas) Ltd.	13,647	-	-	-	15,243
Zumiez, Inc.	17,941	-	3,737	-	-
Total	$ 186,125	$ 15,710	$ 12,158	$ -	$ 197,068
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $2,080,749,000. Net unrealized appreciation aggregated $50,596,000, of which $233,152,000 related to appreciated investment securities and $182,556,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Company Fund
Growth Company
Class K
Class F

February 28, 2010

1.797941.106

GCF-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.2%
Johnson Controls, Inc.	2,375,000	$ 73,863
Automobiles - 0.1%
Ford Motor Co. (a)	4,050,000	47,547
Diversified Consumer Services - 0.3%
Coinstar, Inc. (a)(c)(d)	3,049,848	90,519
Hotels, Restaurants & Leisure - 4.9%
BJ's Restaurants, Inc. (a)(d)	2,677,414	57,297
Buffalo Wild Wings, Inc. (a)(c)(d)	1,802,300	79,211
Home Inns & Hotels Management, Inc. sponsored ADR (a)(c)	2,075,000	69,658
Hyatt Hotels Corp. Class A	4,373,440	146,204
McDonald's Corp.	3,300,000	210,705
Panera Bread Co. Class A (a)(c)	1,375,000	100,086
Starbucks Corp. (a)	30,288,400	693,907
Starwood Hotels & Resorts Worldwide, Inc.	3,275,000	126,743
The Cheesecake Factory, Inc. (a)(d)	3,265,000	77,217
		1,561,028
Household Durables - 0.9%
Gafisa SA sponsored ADR (c)	2,360,000	72,476
Pulte Homes, Inc. (a)	1,667,657	18,061
Tempur-Pedic International, Inc. (a)	1,490,000	42,316
Toll Brothers, Inc. (a)	200,000	3,766
Tupperware Brands Corp. (d)	3,165,000	147,900
Whirlpool Corp.	41,206	3,468
		287,987
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	3,091,000	365,974
Priceline.com, Inc. (a)	295,000	66,894
		432,868
Media - 0.5%
Comcast Corp. Class A	4,197,500	69,007
DreamWorks Animation SKG, Inc. Class A (a)	850,000	36,941
News Corp. Class A	1,330,000	17,782
Time Warner, Inc.	900,650	26,155
		149,885
Multiline Retail - 1.3%
Dollar Tree, Inc. (a)	375,000	20,903
Kohl's Corp. (a)	1,340,000	72,119
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Nordstrom, Inc.	2,250,000	$ 83,115
Target Corp.	4,465,000	230,037
		406,174
Specialty Retail - 1.7%
Bed Bath & Beyond, Inc. (a)	1,300,000	54,093
Best Buy Co., Inc.	1,937,500	70,719
CarMax, Inc. (a)	1,545,000	31,194
GameStop Corp. Class A (a)(c)	140,000	2,408
Home Depot, Inc.	1,660,000	51,792
J. Crew Group, Inc. (a)	520,800	21,915
Lowe's Companies, Inc.	3,745,800	88,813
Lumber Liquidators Holdings, Inc. (a)(d)	1,728,224	38,332
rue21, Inc.	575,400	16,537
Staples, Inc.	4,425,602	114,004
Tiffany & Co., Inc.	575,000	25,524
Urban Outfitters, Inc. (a)	565,000	18,199
		533,530
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	187,200	6,822
Lululemon Athletica, Inc. (a)(c)(d)	6,716,625	192,431
NIKE, Inc. Class B	1,354,000	91,530
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,005,000	61,614
		352,397
TOTAL CONSUMER DISCRETIONARY		3,935,798
CONSUMER STAPLES - 11.5%
Beverages - 2.9%
Dr Pepper Snapple Group, Inc.	7,620,000	241,935
PepsiCo, Inc.	4,641,640	289,963
The Coca-Cola Co.	7,312,500	385,515
		917,413
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	2,025,800	123,513
CVS Caremark Corp.	2,202,780	74,344
Kroger Co.	1,365,000	30,167
Safeway, Inc.	745,000	18,565
Wal-Mart Stores, Inc.	7,380,300	399,053
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreen Co.	4,955,000	$ 174,614
Whole Foods Market, Inc. (a)(c)	1,690,000	59,978
		880,234
Food Products - 1.8%
Archer Daniels Midland Co.	865,000	25,396
Campbell Soup Co.	245,000	8,166
General Mills, Inc.	682,800	49,168
Green Mountain Coffee Roasters, Inc. (a)(c)(d)	2,219,326	187,289
Hershey Co.	385,000	15,308
Kellogg Co.	780,000	40,677
Sara Lee Corp.	1,300,000	17,628
Smithfield Foods, Inc. (a)(c)	3,225,000	55,502
Tyson Foods, Inc. Class A	9,630,000	164,095
		563,229
Household Products - 1.5%
Church & Dwight Co., Inc.	225,000	15,116
Clorox Co.	825,000	50,581
Colgate-Palmolive Co.	1,395,000	115,701
Kimberly-Clark Corp.	1,245,000	75,621
Procter & Gamble Co.	3,479,483	220,182
		477,201
Personal Products - 1.0%
Avon Products, Inc.	5,093,615	155,050
Herbalife Ltd.	1,375,000	55,069
Mead Johnson Nutrition Co. Class A	861,800	40,763
MediFast, Inc. (a)(c)(d)	1,504,000	31,795
Nu Skin Enterprises, Inc. Class A	1,685,000	45,023
		327,700
Tobacco - 1.6%
Altria Group, Inc.	5,780,380	116,301
Philip Morris International, Inc.	8,080,380	395,777
		512,078
TOTAL CONSUMER STAPLES		3,677,855
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 5.2%
Energy Equipment & Services - 0.8%
FMC Technologies, Inc. (a)	925,000	$ 51,957
Schlumberger Ltd.	2,929,000	178,962
Transocean Ltd. (a)	400,000	31,928
		262,847
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.	1,470,000	103,091
Apache Corp.	630,000	65,293
Cameco Corp.	2,375,000	65,229
Cenovus Energy, Inc.	235,000	5,740
Chesapeake Energy Corp.	11,200,000	297,584
Devon Energy Corp.	465,000	32,020
EnCana Corp.	235,000	7,703
Exxon Mobil Corp.	1,265,000	82,225
Peabody Energy Corp.	3,090,000	142,047
Petrohawk Energy Corp. (a)	4,501,100	96,324
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,870,000	122,406
Range Resources Corp.	2,818,689	142,654
SandRidge Energy, Inc. (a)(c)	9,270,000	73,604
Southwestern Energy Co. (a)	3,932,461	167,326
		1,403,246
TOTAL ENERGY		1,666,093
FINANCIALS - 4.2%
Capital Markets - 0.8%
Charles Schwab Corp.	4,399,975	80,564
Franklin Resources, Inc.	520,000	52,894
Goldman Sachs Group, Inc.	190,000	29,707
Morgan Stanley	1,050,000	29,589
Northern Trust Corp.	745,000	39,701
The Blackstone Group LP	1,700,000	23,766
		256,221
Commercial Banks - 1.0%
HDFC Bank Ltd. sponsored ADR (c)	530,000	64,496
ICICI Bank Ltd. sponsored ADR (c)	2,085,000	79,751
PrivateBancorp, Inc. (c)	1,752,500	22,783
Signature Bank, New York (a)	656,885	24,456
Wells Fargo & Co.	4,652,300	127,194
		318,680
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.4%
American Express Co.	2,392,548	$ 91,371
Discover Financial Services	25,918,800	353,792
		445,163
Diversified Financial Services - 1.0%
Bank of America Corp.	4,500,000	74,970
BM&F BOVESPA SA	26,479,772	172,463
Citigroup, Inc.	9,523,800	32,381
JPMorgan Chase & Co.	1,025,000	43,019
		322,833
TOTAL FINANCIALS		1,342,897
HEALTH CARE - 19.2%
Biotechnology - 10.8%
Acadia Pharmaceuticals, Inc. (a)(d)	2,939,844	3,851
Acorda Therapeutics, Inc. (a)(d)	2,784,906	84,048
Affymax, Inc. (a)	1,035,000	19,355
Alexion Pharmaceuticals, Inc. (a)(d)	7,437,030	368,282
Alkermes, Inc. (a)(d)	10,182,261	116,689
Alnylam Pharmaceuticals, Inc. (a)(c)(d)	4,181,165	72,836
Amgen, Inc. (a)	2,975,000	168,415
Amylin Pharmaceuticals, Inc. (a)(c)(d)	14,174,245	267,893
Array Biopharma, Inc. (a)(d)	4,758,770	10,660
Biogen Idec, Inc. (a)	999,164	54,964
Celera Corp. (a)(d)	9,289,848	55,646
Celgene Corp. (a)	1,821,744	108,430
Cepheid, Inc. (a)(d)	5,812,775	87,773
Dendreon Corp. (a)(c)(d)	10,993,383	343,323
Exelixis, Inc. (a)(d)	10,573,821	68,413
Genzyme Corp. (a)	520,000	29,744
Gilead Sciences, Inc. (a)	1,700,000	80,937
Human Genome Sciences, Inc. (a)(c)(d)	14,998,332	422,203
ImmunoGen, Inc. (a)(d)	5,320,024	35,165
Immunomedics, Inc. (a)(c)(d)	7,516,200	28,486
InterMune, Inc. (d)	5,154,917	70,829
Isis Pharmaceuticals, Inc. (a)(d)	9,832,981	86,924
Metabolix, Inc. (a)	777,778	7,420
Micromet, Inc. (a)(c)(d)	4,451,291	33,118
Myriad Genetics, Inc. (a)	4,353,496	100,130
Myriad Pharmaceuticals, Inc. (a)(d)	2,395,624	11,523
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Pharmasset, Inc. (a)(d)	2,990,436	$ 63,427
Regeneron Pharmaceuticals, Inc. (a)	3,213,948	78,613
Rigel Pharmaceuticals, Inc. (a)(c)(d)	4,983,926	37,629
Seattle Genetics, Inc. (a)(d)	10,053,123	102,542
Transition Therapeutics, Inc. (a)(d)	2,332,446	6,162
Trubion Pharmaceuticals, Inc. (a)(c)	765,000	2,318
Vertex Pharmaceuticals, Inc. (a)(d)	10,843,067	440,337
		3,468,085
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	905,000	51,522
CareFusion Corp. (a)	617,500	15,586
Edwards Lifesciences Corp. (a)	300,000	27,549
Insulet Corp. (a)(c)(d)	3,131,400	46,032
Medtronic, Inc.	1,529,964	66,400
NuVasive, Inc. (a)	365,424	14,599
St. Jude Medical, Inc. (a)	834,200	31,883
Thoratec Corp. (a)(c)(d)	4,012,265	115,754
		369,325
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	1,235,000	41,953
McKesson Corp.	2,555,000	151,128
Medco Health Solutions, Inc. (a)	2,512,720	158,904
UnitedHealth Group, Inc.	3,866,400	130,916
		482,901
Health Care Technology - 0.5%
athenahealth, Inc. (a)	1,094,485	40,321
Cerner Corp. (a)	1,260,000	104,517
		144,838
Life Sciences Tools & Services - 0.7%
Bruker BioSciences Corp. (a)	2,215,000	27,688
Illumina, Inc. (a)	3,314,878	120,396
Life Technologies Corp. (a)	1,410,000	71,572
		219,656
Pharmaceuticals - 4.5%
Abbott Laboratories	2,111,500	114,612
Allergan, Inc.	935,000	54,632
Auxilium Pharmaceuticals, Inc. (a)(c)(d)	4,577,511	138,241
Bristol-Myers Squibb Co.	2,489,700	61,023
Concert Pharmaceuticals, Inc. (a)(g)	186,198	151
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)	51,874,070	$ 355,856
Johnson & Johnson	6,463,300	407,188
MAP Pharmaceuticals, Inc. (a)(d)	2,440,914	33,489
Merck & Co., Inc.	4,275,668	157,687
Optimer Pharmaceuticals, Inc. (a)(c)	650,000	7,768
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,060,000	123,621
		1,454,268
TOTAL HEALTH CARE		6,139,073
INDUSTRIALS - 6.4%
Aerospace & Defense - 1.0%
Honeywell International, Inc.	1,405,000	56,425
Lockheed Martin Corp.	1,140,100	88,654
Raytheon Co.	665,000	37,400
The Boeing Co.	834,800	52,726
United Technologies Corp.	1,325,000	90,961
		326,166
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	4,239,000	248,999
Airlines - 1.4%
Delta Air Lines, Inc. (a)	14,955,446	193,224
JetBlue Airways Corp. (a)(c)(d)	29,354,243	154,990
Ryanair Holdings PLC sponsored ADR (a)	20,000	549
Southwest Airlines Co.	7,853,515	98,797
		447,560
Construction & Engineering - 0.2%
Fluor Corp.	1,315,000	56,282
Electrical Equipment - 0.3%
A123 Systems, Inc. (c)	1,371,800	22,594
American Superconductor Corp. (a)(c)	705,000	19,740
First Solar, Inc. (a)(c)	200,000	21,180
SunPower Corp. Class A (a)(c)	1,631,400	30,589
		94,103
Industrial Conglomerates - 0.6%
3M Co.	2,320,000	185,948
General Electric Co.	1,000,000	16,060
		202,008
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.3%
Caterpillar, Inc.	4,020,000	$ 229,341
Cummins, Inc.	1,655,000	93,971
Danaher Corp.	985,000	72,860
Deere & Co.	555,000	31,802
		427,974
Road & Rail - 0.8%
CSX Corp.	490,000	23,255
Hertz Global Holdings, Inc. (a)(c)	8,590,000	80,746
Norfolk Southern Corp.	1,065,000	54,773
Union Pacific Corp.	1,560,000	105,097
		263,871
TOTAL INDUSTRIALS		2,066,963
INFORMATION TECHNOLOGY - 38.0%
Communications Equipment - 3.8%
Cisco Systems, Inc. (a)	19,352,600	470,849
F5 Networks, Inc. (a)	1,190,000	66,402
Infinera Corp. (a)(c)(d)	9,487,800	71,918
Juniper Networks, Inc. (a)	1,410,000	39,452
Palm, Inc. (a)(c)(d)	16,303,317	99,450
QUALCOMM, Inc.	8,293,400	304,285
Research In Motion Ltd. (a)	1,192,800	84,546
Riverbed Technology, Inc. (a)	3,270,000	89,108
		1,226,010
Computers & Peripherals - 7.0%
Apple, Inc. (a)	6,310,959	1,291,335
Hewlett-Packard Co.	7,835,000	397,940
International Business Machines Corp.	2,939,800	373,825
Lexmark International, Inc. Class A (a)	1,625,000	54,779
NetApp, Inc. (a)	2,727,208	81,844
SanDisk Corp. (a)	105,000	3,059
Synaptics, Inc. (a)(c)	869,461	23,215
		2,225,997
Electronic Equipment & Components - 0.2%
Corning, Inc.	1,508,000	26,586
Prime View International Co. Ltd. sponsored GDR (a)(e)	241,700	4,755
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Trimble Navigation Ltd. (a)	140,000	$ 3,762
Universal Display Corp. (a)(c)(d)	3,670,445	38,650
		73,753
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)	445,000	11,704
AOL, Inc. (a)	81,877	2,029
Baidu.com, Inc. sponsored ADR (a)	290,000	150,417
eBay, Inc. (a)	5,852,200	134,718
Google, Inc. Class A (a)	1,747,448	920,556
Internet Capital Group, Inc. (a)(d)	3,850,000	26,180
Mercadolibre, Inc. (a)(c)	350,000	14,399
OpenTable, Inc. (c)(d)	1,991,900	67,884
VeriSign, Inc. (a)	890,000	22,179
VistaPrint Ltd. (a)(d)	3,719,300	214,678
Yahoo!, Inc. (a)	5,061,340	77,489
		1,642,233
IT Services - 2.6%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	83,492
MasterCard, Inc. Class A	190,000	42,630
The Western Union Co.	1,360,000	21,461
VeriFone Holdings, Inc. (a)(d)	8,463,300	163,342
Visa, Inc. Class A	5,944,100	506,913
		817,838
Semiconductors & Semiconductor Equipment - 9.0%
Advanced Micro Devices, Inc. (a)	2,200,000	17,402
Applied Materials, Inc.	7,290,400	89,234
ASML Holding NV (NY Shares)	648,888	20,005
Atheros Communications, Inc. (a)(d)	6,243,666	224,085
Atheros Communications, Inc. (a)(d)(g)	1,741,486	62,502
Broadcom Corp. Class A	3,860,000	120,895
Cree, Inc. (a)(d)	9,216,131	625,130
Cypress Semiconductor Corp. (a)(d)	15,976,000	189,156
Intel Corp.	17,965,800	368,838
International Rectifier Corp. (a)(d)	4,895,000	99,026
KLA-Tencor Corp.	510,000	14,856
Linear Technology Corp.	625,800	17,003
Marvell Technology Group Ltd. (a)	1,918,310	37,062
Mellanox Technologies Ltd. (a)(d)	3,023,300	57,019
NVIDIA Corp. (a)	16,425,000	266,085
Power Integrations, Inc. (d)	2,961,308	106,489
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rambus, Inc. (a)(c)(d)	10,541,800	$ 231,393
Rubicon Technology, Inc. (a)(c)(d)	2,061,630	32,368
Samsung Electronics Co. Ltd.	50,000	32,069
Silicon Laboratories, Inc. (a)	2,140,000	97,242
Tessera Technologies, Inc. (a)(d)	4,021,903	72,233
Texas Instruments, Inc.	2,236,000	54,514
Volterra Semiconductor Corp. (a)(d)	2,150,000	46,935
		2,881,541
Software - 10.3%
Activision Blizzard, Inc.	750,000	7,973
Adobe Systems, Inc. (a)	843,236	29,218
ArcSight, Inc. (a)(d)	3,317,419	88,907
Citrix Systems, Inc. (a)	2,783,082	119,700
Electronic Arts, Inc. (a)	60,000	995
Fortinet, Inc.	1,376,686	23,651
Microsoft Corp.	32,260,000	924,572
Oracle Corp.	6,105,000	150,488
Red Hat, Inc. (a)(d)	18,800,691	527,359
Salesforce.com, Inc. (a)(d)	12,235,594	831,409
Solera Holdings, Inc.	2,050,051	70,030
SuccessFactors, Inc. (a)(d)	6,551,825	118,654
Sybase, Inc. (a)	3,698,536	164,178
TiVo, Inc. (a)(d)	10,693,329	101,373
VMware, Inc. Class A (a)	2,787,533	138,011
		3,296,518
TOTAL INFORMATION TECHNOLOGY		12,163,890
MATERIALS - 2.8%
Chemicals - 1.9%
Dow Chemical Co.	5,180,000	146,646
Minerals Technologies, Inc. (d)	1,927,580	94,124
Monsanto Co.	2,404,978	169,912
OM Group, Inc. (a)(d)	2,360,000	81,231
Potash Corp. of Saskatchewan, Inc.	226,200	24,936
The Mosaic Co.	1,470,000	85,833
		602,682
Metals & Mining - 0.9%
Alcoa, Inc.	5,750,000	76,475
Barrick Gold Corp.	1,479,000	55,730
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Brush Engineered Materials, Inc. (a)(d)	1,200,000	$ 24,648
Freeport-McMoRan Copper & Gold, Inc.	1,025,000	77,039
Nucor Corp.	200,000	8,280
Vale SA sponsored ADR (c)	1,436,000	40,007
		282,179
TOTAL MATERIALS		884,861
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Clearwire Corp. Class A (a)(c)	2,588,733	16,464
Sprint Nextel Corp. (a)	1,000,000	3,330
		19,794
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd.	559,802	356
TOTAL COMMON STOCKS (Cost $27,109,938)		31,897,580
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Biotechnology - 0.0%
Pacific Biosciences of California, Inc. 8.00% (a)(g)	714,286	4,286
Perlegen Sciences, Inc. Series D, 8.00% (a)(g)	12,820,512	0*
		4,286
Pharmaceuticals - 0.1%
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(g)	4,000,000	7,160
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,000)		11,446
Money Market Funds - 2.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (f)	20,524,499	$ 20,524
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(f)	818,361,186	818,361
TOTAL MONEY MARKET FUNDS (Cost $838,885)		838,885
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $27,983,823)		32,747,911
NET OTHER ASSETS - (2.4)%		(757,849)
NET ASSETS - 100%		$ 31,990,062
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,755,000 or 0.0% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

* Amount represents less than $1,000.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $74,099,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Pacific Biosciences of California, Inc. 8.00%	7/11/08	$ 5,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity Securities Lending Cash Central Fund	14,315
Total	$ 14,336
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 3,616	$ -	$ -	$ -	$ 3,851
Acorda Therapeutics, Inc.	67,061	-	-	-	84,048
Alexion Pharmaceuticals, Inc.	337,269	-	-	-	368,282
Alkermes, Inc.	91,437	-	-	-	116,689
Alnylam Pharmaceuticals, Inc.	70,285	-	-	-	72,836
Amylin Pharmaceuticals, Inc.	202,125	-	-	-	267,893
ArcSight, Inc.	75,471	-	-	-	88,907
Array Biopharma, Inc.	8,185	-	-	-	10,660
Atheros Communications, Inc.	177,757	-	-	-	224,085
Atheros Communications, Inc. (restricted)	49,580	-	-	-	62,502
Auxilium Pharmaceuticals, Inc.	159,618	-	-	-	138,241
BJ's Restaurants, Inc.	45,651	64	-	-	57,297
Brush Engineered Materials, Inc.	21,240	-	-	-	24,648
Buffalo Wild Wings, Inc.	71,984	-	-	-	79,211
Celera Corp.	57,969	-	-	-	55,646
Cepheid, Inc.	71,962	-	-	-	87,773
Coinstar, Inc.	81,705	-	-	-	90,519
Cree, Inc.	440,808	-	-	-	625,130
Cypress Semiconductor Corp.	152,890	-	-	-	189,156
Dendreon Corp.	243,924	52,713	-	-	343,323
Exelixis, Inc.	72,261	67	-	-	68,413
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Green Mountain Coffee Roasters, Inc.	$ 183,859	$ -	$ 43,628	$ -	$ 187,289
Human Genome Sciences, Inc.	385,026	33,012	-	-	422,203
ImmunoGen, Inc.	30,884	9,364	-	-	35,165
Immunomedics, Inc.	23,300	-	-	-	28,486
Infinera Corp.	78,085	-	-	-	71,918
Insulet Corp.	38,391	-	-	-	46,032
InterMune, Inc.	49,490	7,711	-	-	70,829
International Rectifier Corp.	91,634	-	-	-	99,026
Internet Capital Group, Inc.	24,756	-	-	-	26,180
Isis Pharmaceuticals, Inc.	105,311	-	-	-	86,924
JetBlue Airways Corp.	161,742	-	-	-	154,990
Lululemon Athletica, Inc.	174,034	2,000	-	-	192,431
Lumber Liquidators Holdings, Inc.	34,702	6,807	-	-	38,332
MAP Pharmaceuticals, Inc.	22,090	-	-	-	33,489
MediFast, Inc.	19,561	26,098	6,583	-	31,795
Mellanox Technologies Ltd.	54,873	-	-	-	57,019
Micromet, Inc.	28,527	2,125	-	-	33,118
Minerals Technologies, Inc.	101,853	-	-	96	94,124
Myriad Pharmaceuticals, Inc.	12,002	-	-	-	11,523
OM Group, Inc.	72,287	-	-	-	81,231
OpenTable, Inc.	48,023	4,844	-	-	67,884
Palm, Inc.	174,713	3,176	-	-	99,450
Pharmasset, Inc.	55,781	3,750	-	-	63,427
Power Integrations, Inc.	99,470	-	-	148	106,489
Rambus, Inc.	180,481	9,474	-	-	231,393
Red Hat, Inc.	501,978	-	-	-	527,359
Rigel Pharmaceuticals, Inc.	37,728	-	-	-	37,629
Rubicon Technology, Inc.	35,914	-	-	-	32,368
Salesforce.com, Inc.	762,138	5,061	-	-	831,409
SandRidge Energy, Inc.	86,953	-	-	-	-
Seattle Genetics, Inc.	88,551	4,479	-	-	102,542
Solera Holdings, Inc.	123,236	-	51,738	139	-
SuccessFactors, Inc.	98,670	-	-	-	118,654
Sybase, Inc.	187,329	783	40,372	-	-
Tessera Technologies, Inc.	51,604	47,818	-	-	72,233
The Cheesecake Factory, Inc.	56,396	5,647	-	-	77,217
Thoratec Corp.	132,037	-	12,628	-	115,754
TiVo, Inc.	104,082	1,723	-	-	101,373
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Transition Therapeutics, Inc.	$ 18,562	$ -	$ -	$ -	$ 6,162
Trubion Pharmaceuticals, Inc.	5,387	-	2,548	-	-
Tupperware Brands Corp.	138,486	27,393	17,166	744	147,900
Universal Display Corp.	39,200	-	-	-	38,650
VeriFone Holdings, Inc.	104,363	10,973	-	-	163,342
Vertex Pharmaceuticals, Inc.	367,744	54,936	-	-	440,337
VistaPrint Ltd.	201,013	10,548	-	-	214,678
Volterra Semiconductor Corp.	35,454	-	-	-	46,935
Total	$ 7,930,498	$ 330,566	$ 174,663	$ 1,127	$ 8,504,399
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,935,798	$ 3,935,798	$ -	$ -
Consumer Staples	3,677,855	3,677,855	-	-
Energy	1,666,093	1,666,093	-	-
Financials	1,342,897	1,342,897	-	-
Health Care	6,150,519	6,138,922	-	11,597
Industrials	2,066,963	2,066,963	-	-
Information Technology	12,163,890	12,163,890	-	-
Materials	884,861	884,861	-	-
Telecommunication Services	19,794	19,794	-	-
Utilities	356	356	-	-
Money Market Funds	838,885	838,885	-	-
Total Investments in Securities	$ 32,747,911	$ 32,736,314	$ -	$ 11,597
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 11,597
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 11,597
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $28,340,296,000. Net unrealized appreciation aggregated $4,407,615,000, of which $7,590,342,000 related to appreciated investment securities and $3,182,727,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Millennium Fund®

February 28, 2010

1.797943.106

NMF-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.1%
Johnson Controls, Inc.	315,500	$ 9,812
Tenneco, Inc. (a)	409,900	8,264
		18,076
Automobiles - 0.6%
Ford Motor Co. (a)	800,000	9,392
Distributors - 0.8%
Li & Fung Ltd.	3,039,600	14,136
Hotels, Restaurants & Leisure - 1.1%
Hong Kong & Shanghai Hotels Ltd.	1,037,500	1,449
Red Robin Gourmet Burgers, Inc. (a)	144,268	2,861
Royal Caribbean Cruises Ltd. (a)(c)	199,100	5,629
Starwood Hotels & Resorts Worldwide, Inc.	203,900	7,891
		17,830
Household Durables - 0.6%
Newell Rubbermaid, Inc.	397,200	5,462
Toll Brothers, Inc. (a)	285,700	5,380
		10,842
Internet & Catalog Retail - 0.3%
Expedia, Inc.	225,600	5,017
Leisure Equipment & Products - 1.1%
Brunswick Corp.	910,542	10,508
Eastman Kodak Co. (a)(c)	792,401	4,707
Pool Corp. (c)	172,300	3,443
		18,658
Media - 2.4%
DIRECTV (a)	260,300	8,811
DISH Network Corp. Class A	219,000	4,373
DreamWorks Animation SKG, Inc. Class A (a)	63,200	2,747
Martha Stewart Living Omnimedia, Inc. Class A (a)(c)	438,539	2,346
The Walt Disney Co.	447,100	13,967
Viacom, Inc. Class B (non-vtg.) (a)	267,100	7,920
		40,164
Multiline Retail - 0.5%
Target Corp.	172,900	8,908
Specialty Retail - 3.8%
Best Buy Co., Inc.	175,700	6,413
Home Depot, Inc.	427,700	13,344
Lithia Motors, Inc. Class A (sub. vtg.) (a)	400,000	2,552
Lowe's Companies, Inc.	585,400	13,880
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
MarineMax, Inc. (a)	849,882	$ 8,992
Ross Stores, Inc.	80,400	3,932
Sally Beauty Holdings, Inc. (a)	362,800	2,971
Staples, Inc.	240,800	6,203
TJX Companies, Inc.	143,600	5,978
		64,265
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc. (a)	200,000	5,186
Ports Design Ltd. (c)	1,850,100	4,562
		9,748
TOTAL CONSUMER DISCRETIONARY		217,036
CONSUMER STAPLES - 5.7%
Food & Staples Retailing - 0.6%
United Natural Foods, Inc. (a)	181,900	5,342
Whole Foods Market, Inc. (a)(c)	150,000	5,324
		10,666
Food Products - 3.0%
Ausnutria Dairy Hunan Co. Ltd. Class H	8,733,000	6,222
Danone	113,067	6,612
General Mills, Inc.	125,000	9,001
Green Mountain Coffee Roasters, Inc. (a)(c)	250,675	21,154
Hain Celestial Group, Inc. (a)	65,474	1,039
Ralcorp Holdings, Inc. (a)	88,300	5,899
		49,927
Household Products - 1.3%
Energizer Holdings, Inc. (a)	86,900	5,036
Procter & Gamble Co.	275,000	17,402
		22,438
Personal Products - 0.6%
Mead Johnson Nutrition Co. Class A	113,100	5,350
Nu Skin Enterprises, Inc. Class A	150,000	4,008
		9,358
Tobacco - 0.2%
British American Tobacco PLC sponsored ADR	62,300	4,230
TOTAL CONSUMER STAPLES		96,619
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 8.1%
Energy Equipment & Services - 0.4%
North American Energy Partners, Inc. (a)	300,000	$ 3,057
Weatherford International Ltd. (a)	267,200	4,460
		7,517
Oil, Gas & Consumable Fuels - 7.7%
Alpha Natural Resources, Inc. (a)	128,400	5,908
Arch Coal, Inc.	135,000	3,036
BG Group PLC	250,000	4,366
Chevron Corp.	269,800	19,507
Denbury Resources, Inc. (a)	578,000	8,138
Imperial Oil Ltd.	84,500	3,112
Marathon Oil Corp.	281,000	8,135
Niko Resources Ltd.	52,600	4,999
Occidental Petroleum Corp.	314,200	25,089
Petrohawk Energy Corp. (a)	200,000	4,280
Plains Exploration & Production Co. (a)	100,000	3,281
SouthGobi Energy Resources Ltd. (a)(c)	239,700	3,736
Southwestern Energy Co. (a)	100,000	4,255
XTO Energy, Inc.	682,500	31,190
		129,032
TOTAL ENERGY		136,549
FINANCIALS - 21.4%
Capital Markets - 3.0%
Bank of New York Mellon Corp.	322,600	9,201
Charles Schwab Corp.	313,000	5,731
Goldman Sachs Group, Inc.	50,000	7,818
Morgan Stanley	345,100	9,725
Northern Trust Corp.	109,500	5,835
State Street Corp.	160,000	7,186
T. Rowe Price Group, Inc.	108,000	5,475
		50,971
Commercial Banks - 5.1%
Alliance Financial Corp.	112,000	3,008
BB&T Corp.	325,000	9,272
BOK Financial Corp. (c)	58,100	2,671
Comerica, Inc.	157,800	5,693
First Horizon National Corp.	1,158	15
FirstMerit Corp.	318,654	6,736
M&T Bank Corp. (c)	74,800	5,792
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	248,900	$ 13,381
Regions Financial Corp.	1,000,000	6,750
Standard Chartered PLC (United Kingdom)	146,462	3,489
Webster Financial Corp.	190,200	3,043
Wells Fargo & Co.	928,800	25,393
		85,243
Diversified Financial Services - 7.1%
Bank of America Corp.	2,058,600	34,296
Citigroup, Inc.	3,109,700	10,573
Climate Exchange PLC (a)	200,800	1,592
Hong Kong Exchanges and Clearing Ltd.	190,300	3,185
JPMorgan Chase & Co.	806,000	33,828
KKR Financial Holdings LLC	4,414,700	30,859
Moody's Corp. (c)	200,000	5,324
		119,657
Insurance - 3.6%
Arch Capital Group Ltd. (a)	53,600	3,965
Assured Guaranty Ltd.	329,600	6,955
Berkshire Hathaway, Inc. Class B (a)(c)	350,000	28,046
Lincoln National Corp.	218,400	5,499
The Chubb Corp.	107,400	5,419
The First American Corp.	92,500	2,981
Unum Group	230,000	4,786
Validus Holdings Ltd.	140,263	3,926
		61,577
Real Estate Management & Development - 0.3%
Swire Pacific Ltd. (A Shares)	193,000	2,154
Wharf Holdings Ltd.	434,000	2,236
		4,390
Thrifts & Mortgage Finance - 2.3%
Bank Mutual Corp.	268,400	1,742
First Niagara Financial Group, Inc.	358,100	5,028
MGIC Investment Corp. (a)(c)	1,454,100	11,138
Ocwen Financial Corp. (a)	242,800	2,625
Radian Group, Inc. (c)	1,904,723	18,704
		39,237
TOTAL FINANCIALS		361,075
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 15.0%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	99,600	$ 4,932
Alnylam Pharmaceuticals, Inc. (a)(c)	152,500	2,657
Amgen, Inc. (a)	250,000	14,153
Biogen Idec, Inc. (a)	110,000	6,051
Cephalon, Inc. (a)	60,000	4,120
Clinical Data, Inc. (a)	150,000	2,727
Dendreon Corp. (a)(c)	100,000	3,123
Geron Corp. (a)(c)	150,000	833
Isis Pharmaceuticals, Inc. (a)	234,400	2,072
Myriad Genetics, Inc. (a)	124,400	2,861
		43,529
Health Care Equipment & Supplies - 3.0%
Abiomed, Inc. (a)	250,000	2,528
Covidien PLC	226,600	11,131
ev3, Inc. (a)	275,000	4,001
HeartWare International, Inc. CDI unit (a)	15,478,245	17,332
Mako Surgical Corp. (a)	239,300	3,166
Micrus Endovascular Corp. (a)	346,000	7,000
Orthovita, Inc. (a)	700,000	2,688
Wright Medical Group, Inc. (a)	178,500	3,008
		50,854
Health Care Providers & Services - 3.5%
Capital Senior Living Corp. (a)	611,000	2,823
Emergency Medical Services Corp. Class A (a)	51,500	2,681
Emeritus Corp. (a)	175,208	3,073
Express Scripts, Inc. (a)	86,200	8,276
Henry Schein, Inc. (a)	81,200	4,615
Humana, Inc. (a)	160,300	7,587
LCA-Vision, Inc. (a)	675,000	5,366
LHC Group, Inc. (a)	143,333	4,314
Medco Health Solutions, Inc. (a)	153,600	9,714
UnitedHealth Group, Inc.	303,600	10,280
		58,729
Life Sciences Tools & Services - 1.8%
Bruker BioSciences Corp. (a)	284,900	3,561
Covance, Inc. (a)	50,000	2,831
ICON PLC sponsored ADR (a)	135,000	3,179
Illumina, Inc. (a)	114,200	4,148
Life Technologies Corp. (a)	102,400	5,198
PerkinElmer, Inc.	150,000	3,332
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
QIAGEN NV (a)(c)	186,200	$ 4,061
Techne Corp.	52,000	3,324
		29,634
Pharmaceuticals - 4.1%
Cadence Pharmaceuticals, Inc. (a)	526,200	4,515
Merck & Co., Inc.	431,400	15,910
Optimer Pharmaceuticals, Inc. (a)	125,000	1,494
Pfizer, Inc.	2,362,600	41,454
ViroPharma, Inc. (a)	533,300	6,645
		70,018
TOTAL HEALTH CARE		252,764
INDUSTRIALS - 11.9%
Aerospace & Defense - 2.7%
Precision Castparts Corp.	57,300	6,461
Raytheon Co.	160,700	9,038
The Boeing Co.	204,000	12,885
United Technologies Corp.	258,300	17,732
		46,116
Air Freight & Logistics - 1.0%
Dynamex, Inc. (a)	175,000	3,045
FedEx Corp.	105,800	8,968
Hub Group, Inc. Class A (a)	194,616	5,249
		17,262
Airlines - 0.2%
Hawaiian Holdings, Inc. (a)	402,200	3,129
Building Products - 0.4%
Masco Corp.	397,200	5,311
USG Corp. (a)(c)	147,000	1,982
		7,293
Commercial Services & Supplies - 1.1%
Casella Waste Systems, Inc. Class A (a)	1,044,800	4,733
Clean Harbors, Inc. (a)	176,100	10,010
Tetra Tech, Inc. (a)	131,700	2,755
		17,498
Construction & Engineering - 0.2%
Fluor Corp.	75,000	3,210
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 2.1%
Acuity Brands, Inc. (c)	216,500	$ 8,439
AMETEK, Inc.	100,000	3,904
Canadian Solar, Inc. (a)	200,000	3,824
First Solar, Inc. (a)(c)	36,100	3,823
JA Solar Holdings Co. Ltd. ADR (a)(c)	1,230,000	6,101
Saft Groupe SA	98,930	3,618
Trina Solar Ltd. ADR (a)(c)	219,400	4,827
Zumtobel AG (a)	40,141	851
		35,387
Machinery - 1.4%
Blount International, Inc. (a)	390,200	4,304
Cummins, Inc.	195,800	11,118
PACCAR, Inc.	167,500	5,921
The Stanley Works	50,000	2,863
		24,206
Professional Services - 1.1%
Equifax, Inc.	100,000	3,226
Michael Page International PLC	743,333	4,207
Monster Worldwide, Inc. (a)	399,300	5,570
Robert Half International, Inc.	207,400	5,786
		18,789
Road & Rail - 1.3%
CSX Corp.	160,200	7,603
Landstar System, Inc.	91,300	3,642
Union Pacific Corp.	150,300	10,126
		21,371
Trading Companies & Distributors - 0.4%
Phoenix Solar AG (c)	75,000	2,943
Rush Enterprises, Inc. Class A (a)	284,200	3,106
		6,049
TOTAL INDUSTRIALS		200,310
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 3.4%
Adtran, Inc.	229,800	5,373
Cisco Systems, Inc. (a)	1,261,000	30,680
F5 Networks, Inc. (a)	98,000	5,468
Juniper Networks, Inc. (a)	304,200	8,512
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Riverbed Technology, Inc. (a)	170,700	$ 4,652
Tellabs, Inc.	350,000	2,419
		57,104
Computers & Peripherals - 1.8%
Apple, Inc. (a)	130,900	26,785
NetApp, Inc. (a)	133,100	3,994
		30,779
Electronic Equipment & Components - 2.6%
Acacia Research Corp. - Acacia Technologies (a)	622,108	6,171
Agilent Technologies, Inc. (a)	233,100	7,333
BYD Co. Ltd. (H Shares) (a)(c)	350,000	2,710
Coretronic Corp.	1,165,000	1,590
Corning, Inc.	801,300	14,127
Everlight Electronics Co. Ltd.	881,263	2,548
FLIR Systems, Inc. (a)	100,000	2,681
Measurement Specialties, Inc. (a)	200,000	2,836
Universal Display Corp. (a)(c)	280,700	2,956
		42,952
Internet Software & Services - 1.2%
eBay, Inc. (a)	502,300	11,563
Equinix, Inc. (a)(c)	50,900	4,809
Open Text Corp. (a)	73,900	3,623
		19,995
IT Services - 1.0%
Fiserv, Inc. (a)	100,000	4,823
Hewitt Associates, Inc. Class A (a)	100,000	3,799
MasterCard, Inc. Class A	37,000	8,302
		16,924
Semiconductors & Semiconductor Equipment - 2.0%
Avago Technologies Ltd.	445,700	8,089
Epistar Corp.	726,317	1,946
KLA-Tencor Corp.	132,500	3,860
Lam Research Corp. (a)	246,591	8,362
MEMC Electronic Materials, Inc. (a)	797,700	9,660
Richtek Technology Corp.	264,417	2,465
		34,382
Software - 5.9%
AsiaInfo Holdings, Inc. (a)	100,000	2,442
Autonomy Corp. PLC (a)	941,941	21,979
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Citrix Systems, Inc. (a)	248,400	$ 10,684
CommVault Systems, Inc. (a)	100,000	2,190
Gameloft (a)	160,000	688
Informatica Corp. (a)	249,900	6,377
MICROS Systems, Inc. (a)	100,000	3,004
Microsoft Corp.	575,600	16,497
Nice Systems Ltd. sponsored ADR (a)	176,000	5,414
Nuance Communications, Inc. (a)	359,400	5,172
Red Hat, Inc. (a)	180,300	5,057
Salesforce.com, Inc. (a)	156,800	10,655
Taleo Corp. Class A (a)	152,100	3,580
VMware, Inc. Class A (a)	131,200	6,496
		100,235
TOTAL INFORMATION TECHNOLOGY		302,371
MATERIALS - 2.7%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	50,000	3,429
Calgon Carbon Corp. (a)(c)	153,300	2,378
Cytec Industries, Inc.	100,000	4,267
E.I. du Pont de Nemours & Co.	346,400	11,681
FMC Corp.	80,000	4,574
Wacker Chemie AG	25,000	2,997
		29,326
Metals & Mining - 0.9%
Goldcorp, Inc.	74,700	2,827
Harmony Gold Mining Co. Ltd. sponsored ADR	310,100	2,831
Ivanhoe Mines Ltd. (a)	324,300	5,181
Lihir Gold Ltd.	953,582	2,264
Newcrest Mining Ltd.	81,720	2,294
		15,397
TOTAL MATERIALS		44,723
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Iliad Group SA	25,000	2,648
Verizon Communications, Inc.	515,000	14,899
		17,547
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.1%
Electric Utilities - 0.6%
FirstEnergy Corp.	85,000	$ 3,285
Progress Energy, Inc.	175,000	6,701
		9,986
Independent Power Producers & Energy Traders - 0.5%
AES Corp.	736,400	8,609
Multi-Utilities - 1.0%
Alliant Energy Corp.	130,000	4,112
TECO Energy, Inc.	664,700	10,190
YTL Corp. Bhd	1,261,128	2,676
		16,978
TOTAL UTILITIES		35,573
TOTAL COMMON STOCKS (Cost $1,389,454)		1,664,567
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.5%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Ning, Inc. Series D 8.00% (a)(e)	419,580	2,473
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Trion World Network, Inc. 8.00% (a)(e)	910,747	5,001
TOTAL CONVERTIBLE PREFERRED STOCKS		7,474
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE	62,900	3,160
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - 0.1%
Insurance - 0.1%
Fondiaria-Sai SpA (Risparmio Shares)	251,700	$ 2,558
TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,718
TOTAL PREFERRED STOCKS (Cost $15,970)		13,192
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.16% (d)	12,701,287	12,701
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	88,685,302	88,685
TOTAL MONEY MARKET FUNDS (Cost $101,386)		101,386
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $1,506,810)		1,779,145
NET OTHER ASSETS - (5.5)%		(92,365)
NET ASSETS - 100%		$ 1,686,780
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,474,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 3,000
Trion World Network, Inc. 8.00%	8/22/08	$ 5,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6
Fidelity Securities Lending Cash Central Fund	156
Total	$ 162
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 220,196	$ 220,196	$ -	$ -
Consumer Staples	96,619	96,619	-	-
Energy	136,549	136,549	-	-
Financials	366,106	363,633	-	2,473
Health Care	252,764	252,764	-	-
Industrials	200,310	200,310	-	-
Information Technology	307,372	302,371	-	5,001
Materials	44,723	44,723	-	-
Telecommunication Services	17,547	17,547	-	-
Utilities	35,573	35,573	-	-
Money Market Funds	101,386	101,386	-	-
Total Investments in Securities:	$ 1,779,145	$ 1,771,671	$ -	$ 7,474
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 7,474
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 7,474
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $1,518,775,000. Net unrealized appreciation aggregated $260,370,000, of which $335,046,000 related to appreciated investment securities and $74,676,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2010